SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2020
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

33. SUBSEQUENT EVENTS

Settlement of guarantee liabilities associated with historically-facilitated loans for WeBank

On July 23, 2020, the Company entered into a supplemental agreement with WeBank to settle the Company’s remaining guarantee liabilities associated with the historically-facilitated loans for WeBank. Pursuant to the agreement, the Company will pay an aggregate amount of RMB372 million to WeBank from 2020 to 2025 as guarantee settlement with a maximum annual settlement amount of no more than RMB84 million. Upon the signing of the supplemental agreement, the Company is no longer subject to guarantee obligations in relation to its historically-facilitated loans for WeBank under the condition that the Company makes the instalments based on the agreed-upon schedule in the supplemental agreement.

Change of organization after Divestiture Transaction

During the three months ended June 30, 2020, along with the Divestiture Transactions, the Group accelerated the ongoing strategic transformation of business and services model, which included upgrading the entire used car transaction process and migrating each step to online during the COVID-19 pandemic. As a result of streamlining operations and upgrading business and services model, the Group lowered headcount in the car inspection service and sales function, and the Group incurred a severance charge of approximately RMB 35 million to accrue for the termination of employment for certain employees.

Amendment of Convertible Notes issued to PacificBridge Asset Management (holders of 2020 Notes and 2021 Notes)

On July 23, 2020, the Company entered into agreements with holders of 2020 Notes and 2021 Notes (Note 20) to amend the terms of the convertible notes. Pursuant to the agreements, the parties have agreed that the conversion price of the convertible notes will be adjusted to the Company’s volume weighted average stock price for Class A ordinary shares of last 30 trading days prior to the signing of the agreements multiplied by 78%, and holders of the 2020 Notes and 2021 Notes will convert all the convertible notes into Class A ordinary shares upon the signing of the agreements. On the same day, holders of the 2020 Notes and 2021 Notes converted all their convertible notes into 136,279,973 Class A ordinary shares of the Company at the adjusted conversion price.